1 Corporate Way Lansing, MI 48951 517/381-5500
April 26, 2022

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	JNL Investors Series Trust
File Nos: 333-43300 and 811-10041

Dear Commissioners:

Pursuant to Rule 497(j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of the Prospectus and Statement of Additional Information, each dated April 25, 2022, for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 of the Securities Act does not differ from that contained in the most recent post-effective amendment (Amendment No. 52) to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 21, 2022 (Accession No. 0001387131-22-005101).

If you have any questions, please contact me at 517-574-2089.

Sincerely,

Emily J. Bennett
Assistant Secretary